                                                 OPPENHEIMER CALIFORNIA MUNICIPAL FUND
                                               Supplement dated October 14, 2002 to the
                                     Statement of Additional Information dated September 24, 2002

The Statement of Additional Information is amended as follows:

1. In the "Independent  Trustees" table on page 32 of the Statement of Additional  Information,  the following  language is inserted after the row titled "Clayton K. Yeutter":

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Joel W. Motley,
Director since 2002                                  Director  (January  2002-present),  Columbia  Equity  Financial Corp.
Age: 50                                              (privately-held   financial  adviser);   Managing  Director  (January
                                                     2002-present),   Carmona  Motley,  Inc.   (privately-held   financial
                                                     adviser);   Formerly  he  held  the  following  positions:   Managing
                                                     Director (January  1998-December  2001),  Carmona Motley Hoffman Inc.
                                                     (privately-held   financial  adviser);   Managing  Director  (January
                                                     1992-December 1997), Carmona Motley & Co.  (privately-held  financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.
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October 14, 2002                                                                PXO790.008